Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
+ Net profit (loss)	€ (28,894)	€ (23,719)	€ 67,259
Adjustments to reconcile profit (loss) [abstract]
+ Depreciation and amortization on tangible and intangible assets	1,654	1,832	2,742
+ Impairment and provisions	(392)	(179)	(1,996)
+ Expenses related to share-based compensation	578	245	470
- Loss (gain) on disposal of property, plant and equipment	(81)	(16)	420
+ Net finance expenses (revenue)	485	2,042	4,663
+ Income tax expense (benefit)	380	(116)	2,215
+ Other non-cash items	(878)	2,210	(35,538)
Operating cash flows before change in working capital	(27,148)	(17,702)	40,235
Changes In Working Capital [Abstract]
Decrease (increase) in trade receivables and other assets	(17,418)	(8,565)	4,344
(Decrease) increase in trade payables and other liabilities	(10,397)	(46,226)	55,335
Change in working capital	(27,815)	(54,791)	59,680
Income tax paid	(465)	(145)	0
Net cash flows provided by (used in) in operating activities	(55,429)	(72,638)	99,915
Purchase of interests in associates	0	41,525	0
Purchase of intangible assets, classified as investing activities	2,074	0	126
Cash flows from investment activities
- Acquisition of other intangible assets	(414)	251	(411)
+ Proceeds from disposal of / reimbursement of property, plant and equipment	172	20	309
- Acquisition of financial instruments	(12)	(5,012)	(3,148)
Proceeds from sales or maturity of financial instruments, classified as investing activities	4,562	0	0
Net cash flows provided by (used in ) investment activities	2,234	(46,266)	(3,377)
Cash flows from financing activities
+ Proceeds from issue of share capital (net)	0	5	27,972
+ Proceeds from new loans and borrowings net of issue costs	89	0	15,270
- Repayments of loans and borrowings	(3,619)	(628)	(48,436)
- Payments on lease debts	(1,075)	(1,120)	(1,887)
- Financial interests paid (including finance lease)	(2,201)	(2,180)	(2,109)
+ Financial interests received	1,709	137	274
Net cash flows provided by (used in ) financing activities	(5,098)	(3,786)	(8,916)
Increase (decrease) in cash and cash equivalents	(58,292)	(122,690)	87,622
Cash and cash equivalents at the beginning of the period	136,001	258,756	171,029
Effects of exchange rate changes on cash	80	(66)	105
Cash and cash equivalents at the end of the period	€ 77,789	€ 136,001	€ 258,756